Stockholders’ Deficit (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 20, 2023	Dec. 31, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Exceeds per share (in Dollars per share)	$ 12
Common stock, conversion basis	20%
Common stock subject to possible redemption (in Dollars)	$ 4,209,931	$ 125,587,180
Business combination description		The Company’s initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the date of the consummation of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of our shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after the initial Business Combination or (y) the date on which the Company consummates a liquidation, merger, stock exchange or other similar transaction that results in all of the public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property (except as described herein).
Common stock outstanding percentage		20.00%
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock voting rights	Holders of shares of Class A common stock are entitled to one vote for each share.
Common stock, shares issued	4,271,711	813,905	5,898,869	813,905
Common stock, shares outstanding	4,271,711	813,905	5,898,869	813,905
Shares subject to redemptions	1,251,156	1,627,158		13,831,230
Common stock vote description		Holders of shares of Class A common stock are entitled to one vote for each share.
Common stock subject to possible redemption (in Dollars)		$ 1,627,158		$ 13,831,230
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	1	3,457,807	1	3,457,807
Common stock, shares outstanding	1	3,457,807	1	3,457,807
Issued and outstanding percentage		20.00%